Carl A. Algermissen
Vice President &
Associate Counsel

August 29, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer International Diversified Fund (the "Registrant")
      File Nos. 333-125805; 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  this is to certify that the  Prospectus  that was filed  pursuant  to Rule  497(c)  does not  differ  from that contained in the text of  Post-Effective  Amendment No. 2 to the  Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities  and Exchange
Commission on August 23, 2007.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Vice President &
Associate Counsel

cc:  Mayer, Brown, Rowe & Maw
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann